SEGMENT AND GEOGRAPHIC INFORMATION - Revenue can be split into the following geographical areas (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 90,246	€ 95,058	€ 39,481
China
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	15,308	39,424	17,652
Taiwan
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	1,634	12,846	3,814
USA
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	17,522	11,478	3,375
Germany
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	9,577	10,743	5,390
Malaysia
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	16,681	7,915
Austria
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	17,810	3,928	3,793
Other
SEGMENT AND GEOGRAPHIC INFORMATION
Revenue	€ 11,714	€ 8,724	€ 5,457